Property And Equipment, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Property And Equipment, Net [Abstract]
Depreciation expense	$ 9,000		$ 91,000
Proceeds from sales of property and equipment	55,000	42,500
Proceeds from the sale of manufacturing equipment, amount recognized in other income	$ 55,000	€ 42,500